ACQUISITIONS, DIVESTITURES, AND DISCONTINUED OPERATIONS - Assets and Liabilities Assumed (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Goodwill	$ 21,079	$ 21,019	$ 17,238
Sundyne
Business Combination [Line Items]
Current assets	274
Intangible assets	990
Other noncurrent assets	92
Current liabilities	(103)
Noncurrent liabilities	(224)
Net assets acquired	1,029
Goodwill	1,241
Purchase price	2,270
Air Products' Liquified Natural Gas Process Technology And Equipment Business (LNG)
Business Combination [Line Items]
Current assets	73
Intangible assets	894
Other noncurrent assets	82
Current liabilities	(100)
Noncurrent liabilities	(2)
Net assets acquired	947
Goodwill	896
Purchase price	1,843
CAES Systems Holdings LLC
Business Combination [Line Items]
Current assets	314
Intangible assets	1,155
Other noncurrent assets	226
Current liabilities	(123)
Noncurrent liabilities	(119)
Net assets acquired	1,453
Goodwill	525
Purchase price	1,978
Carrier Global Corporation's Global Access Solutions Business
Business Combination [Line Items]
Current assets	236
Intangible assets	1,959
Other noncurrent assets	43
Current liabilities	(158)
Noncurrent liabilities	(6)
Net assets acquired	2,074
Goodwill	2,924
Purchase price	$ 4,998